Shareholder Report, Average Annual Return (Details) 195132_Pacer PE-VC ETF_TF_TSR Annual {TF}	9 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Pacer PE/VC ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacer PE/VC ETF NAV
Average Annual Return, Percent	18.04%
FTSE PE/VC Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE PE/VC Index
Average Annual Return, Percent	17.75%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	14.34%